Employees' Defined Benefit Plans, Japanese plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Change in plan assets:
Fair value of plan assets at end of year	¥ 7,658	¥ 8,292
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	15,455	18,951
Service cost	983	949
Interest cost	213	253
Actuarial loss	337	634
Acquisition and other	691
Plan amendment	(625)	(841)
Curtailments	(221)	(442)
Settlements	(1,304)	(2,844)
Benefits paid	(1,274)	(1,205)
Defined Benefit Plan, Benefit Obligation	14,255	15,455
Change in plan assets:
Fair value of plan assets at beginning of year	7,699	7,976
Actual return on plan assets	330	95
Employer contribution	677	2,741
Plan amendment		(109)
Settlements	(1,043)	(2,348)
Benefits paid	(567)	(656)
Fair value of plan assets at end of year	7,096	7,699
Funded status	¥ (7,159)	¥ (7,756)